Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at June 30, 2022. The expenditure is as follows:

June 30, 2022
£’000
Plant and equipment	9,642
Computer software	52
Computer equipment	110
Leasehold improvements	2,038
11,842